18. TRADE PAYABLES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradePayablesLineItems [Line Items]
Non-current trade payables	R$ 5,020,972	R$ 3,293,427
2022 [member]
TradePayablesLineItems [Line Items]
Non-current trade payables	1,121,998
2023 [member]
TradePayablesLineItems [Line Items]
Non-current trade payables	709,601
2024 [member]
TradePayablesLineItems [Line Items]
Non-current trade payables	1,330,486
2026 and thereafter [member]
TradePayablesLineItems [Line Items]
Non-current trade payables	1,347,526
2026 to 2030 [member]
TradePayablesLineItems [Line Items]
Non-current trade payables	2,762,236
2031 and thereafter [member]
TradePayablesLineItems [Line Items]
Non-current trade payables	593,715
Discount [member]
TradePayablesLineItems [Line Items]
Non-current trade payables	R$ (2,844,590)